Cohen & Steers Global Realty Shares, Inc.

280 Park Avenue

New York, NY 10017

January 16, 2018

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:    Cohen & Steers Global Realty Shares, Inc. (File No. 333-222011)

Ladies and Gentlemen:

On behalf of Cohen & Steers Global Realty Shares, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), that (a) the form of Proxy Statement/Prospectus and Statement of Additional Information being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 1 to the Corporation’s Registration Statement under the Securities Act on Form N-14, and (b) that Post-Effective Amendment No. 1 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-18-010156) on January 12, 2018.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9347.

Sincerely,

/s/ Dana DeVivo
Dana DeVivo
Assistant Secretary